EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Earning Per shares [Abstract]
Disclosure of detailed information about basic and diluted earnings per share [text block]
The net earnings per ordinary share were determined based on the net income attributable to equity holders of the Group as follows:

	2017	2016	2015
	S/000	S/000	S/000

Net income attributable to equity holders of Credicorp (in thousands of soles)	4,091,753	3,514,582	3,092,303

Number of stock
Ordinary stock, Note 17(a)	94,382,317	94,382,317	94,382,317
Less – beginning balance of treasury stock	(14,915,537)	(14,903,833)	(14,894,664)
Acquisition of treasury stock, net	3,088	(8,778)	(6,877)

Weighted average number of ordinary shares for basic earnings	79,469,868	79,469,706	79,480,776
Plus - dilution effect - stock awards	220,296	143,903	128,373
Weighted average number of ordinary shares adjusted for the effect of dilution	79,690,164	79,613,609	79,609,149

Basic earnings per share (in soles)	51.49	44.23	38.91
Diluted earnings per share (in soles)	51.35	44.15	38.84